Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	BOS BETTER ONLINE SOLUTIONS LTD
Entity Central Index Key	0001005516
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Type	6-K/A
Document Period End Date	Jun. 30, 2019
Amendment Description	Amendment one
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019
Entity File Number	001-14184